Earnings Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share
2.	Earnings Per Share

Earnings per share of common stock outstanding were computed as follows:

	Year Ended December 31,
	2017	2016	2015
	(Millions Except Share and Per Share Amounts)
Basic earnings per share—
Net income attributable to Tenneco Inc.	$207	$356	$241

Average shares of common stock outstanding	52,796,184	55,939,135	59,678,309

Earnings per average share of common stock	$3.93	$6.36	$4.05

Diluted earnings per share—
Net income attributable to Tenneco Inc.	$207	$356	$241

Average shares of common stock outstanding	52,796,184	55,939,135	59,678,309
Effect of dilutive securities:
Restricted stock	111,062	175,513	96,168
Stock options	119,665	292,788	418,673

Average shares of common stock outstanding including dilutive securities	53,026,911	56,407,436	60,193,150

Earnings per average share of common stock	$3.91	$6.31	$4.01

Options to purchase 834, 134,361, and 175,216 shares of common stock were outstanding as of December 31, 2017, 2016 and 2015, respectively, but not included in the computation of diluted earnings per share, because the options were anti-dilutive.